PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 8—PROPERTY AND EQUIPMENT

        Property and equipment, net is as follows (in thousands):

	December 31,
	2015	2014
Computer equipment	$23,172	$21,389
Capitalized software (including internally-developed software)	108,614	97,561
Land, buildings and leasehold improvements	50,978	50,685
Furniture and other equipment	16,681	16,638
Projects in progress	18,729	10,581

	218,174	196,854
Less: accumulated depreciation and amortization	(126,692)	(110,253)

Total property and equipment, net	$91,482	$86,601

        Capitalized software, net of accumulated amortization, totaled $38.1 million and $34.1 million at December 31, 2015 and 2014, respectively, and is included in "Property and equipment, net" in the accompanying consolidated balance sheets. Depreciation expense for capitalized software recognized in our consolidated income statement for the years ended December 31, 2015, 2014 and 2013 was $11.7 million, $10.1 million and $9.3 million, respectively.